NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2017	2016	2015
Numerator:

Numerator for basic net earnings per share - Net income	$16,518	$3,444	$3,945

Numerator for diluted net earnings per share - Net income	$16,518	$3,444	$3,945

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,998	7,820	7,725

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	8,131	7,938	7,938

Basic net earnings per share	$2.07	$0.45	$0.51

Diluted net earnings per share	$2.03	$0.45	$0.50